LOANS AND ADVANCES TO CUSTOMERS - Summary of Net Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans secured on residential properties	£ 168,561	£ 176,495
Corporate loans	18,741	18,454
Finance leases	4,222	4,530
Other unsecured loans	6,601	7,232
Accrued interest and other adjustments	799	960
Amounts due from fellow Banco Santander subsidiaries and joint ventures	4,813	4,488
Loans and advances to customers	202,929	211,222
Residual value and voluntary termination provisions on finance leases	(23)	(21)
Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	203,737	212,159
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	£ (785)	£ (916)